Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 92.38%
Brazil: 4.44%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	17,800	$54,624
Banco BTG Pactual SA (Financials, Capital markets)	5,700	64,931
Fras-Le SA (Consumer discretionary, Automobile components)	9,000	41,556
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	11,800	73,857
		234,968
Chile: 1.28%
Banco Itau Chile SA (Financials, Banks)	2,485	67,682
China: 12.89%
China Resources Land Ltd. (Real estate, Real estate management & development)	15,900	62,443
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	14,000	52,401
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	8,900	33,738
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	200	40,325
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	5,100	56,949
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	22,000	79,787
Ningbo Joyson Electronic Corp. Class H (Consumer discretionary, Automobile components)†	22,000	47,480
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	9,200	49,651
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	2,400	65,370
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	6,000	47,849
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	3,700	52,667
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	8,400	46,385
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery)	42,000	47,150
		682,195
Greece: 1.25%
Piraeus Bank SA (Financials, Banks)	6,553	66,102
Hungary: 1.43%
OTP Bank Nyrt (Financials, Banks)	600	75,591
India: 21.07%
Ashok Leyland Ltd. (Industrials, Machinery)	30,313	64,816
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	541	56,445
Bank of Maharashtra (Financials, Banks)	127,126	90,203
DLF Ltd. (Real estate, Real estate management & development)	7,336	50,701
Embassy Office Parks REIT (Real estate, Office REITs)	24,818	117,162
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	1,812	49,555
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	2,398	57,252
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	1,585	37,940
Indian Energy Exchange Ltd. (Financials, Capital markets)144A	26,354	36,325
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	24,882	120,180
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	46,907	39,877
See accompanying notes to portfolio of investments
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Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
India(continued)
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	5,042	$48,130
Nuvama Wealth Management Ltd. (Financials, Capital markets)	5,880	86,000
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	18,781	52,369
Shriram Finance Ltd. (Financials, Consumer finance)	7,022	77,863
State Bank of India (Financials, Banks)	11,129	130,318
		1,115,136
Malaysia: 0.98%
Hong Leong Bank Bhd. (Financials, Banks)	7,900	51,705
Mexico: 2.08%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	5,300	59,751
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	10,937	50,129
		109,880
Philippines: 0.76%
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	3,700	40,343
Poland: 1.33%
Budimex SA (Industrials, Construction & engineering)	364	70,567
Saudi Arabia: 5.27%
Al Rajhi Bank (Financials, Banks)	1,624	46,375
Arabian Internet & Communications Services Co. (Information technology, IT services)	723	45,184
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	4,179	78,641
Saudi National Bank (Financials, Banks)	5,898	70,542
The Company for Cooperative Insurance (Financials, Insurance)	1,044	38,134
		278,876
Singapore: 1.00%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	5,100	52,945
South Africa: 1.94%
FirstRand Ltd. (Financials, Financial services)	10,057	57,614
Pepkor Holdings Ltd. (Consumer discretionary, Specialty retail)144A	27,361	44,851
		102,465
South Korea: 20.32%
Coway Co. Ltd. (Consumer discretionary, Household durables)†	632	36,619
Hana Financial Group, Inc. (Financials, Banks)	704	48,958
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	288	36,695
Hyundai Motor Co. (Consumer discretionary, Automobiles)	319	110,810
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)†	1,133	44,080
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,407	602,906
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	309	195,138
		1,075,206
Taiwan: 11.65%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,000	47,585
See accompanying notes to portfolio of investments
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Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,350	$52,336
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	16,100	112,807
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	521	39,899
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	4,500	251,668
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	2,930	28,909
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	4,000	35,589
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	421	47,826
		616,619
Thailand: 0.92%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	75,500	48,470
United Arab Emirates: 2.40%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	30,630	44,454
Emaar Properties PJSC (Real estate, Real estate management & development)	8,906	36,376
Emirates NBD Bank PJSC (Financials, Banks)	5,479	46,398
		127,228
United Kingdom: 1.37%
Fresnillo PLC (Materials, Metals & mining)	1,432	72,540
Total common stocks (Cost $3,717,070)		4,888,518

	Dividend rate
Preferred stocks: 3.87%
South Korea: 3.87%
LG Chem Ltd. (Materials, Chemicals)	0.73	295	32,607
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.39	2,109	172,014
Total preferred stocks (Cost $97,540)			204,621

		Yield
Short-term investments: 2.85%
Investment companies: 2.85%
Allspring Government Money Market Fund Select Class♠∞		3.63%	150,988	150,988
Total short-term investments (Cost $150,988)				150,988
Total investments in securities (Cost $3,965,598)	99.10%			5,244,127
Other assets and liabilities, net	0.90			47,598
Total net assets	100.00%			$5,291,725

See accompanying notes to portfolio of investments
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Portfolio of investments—January 31, 2026 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$316,089	$1,338,793	$(1,503,894)	$0	$0	$150,988	150,988	$1,632
See accompanying notes to portfolio of investments
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Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$234,968	$0	$0	$234,968
Chile	67,682	0	0	67,682
China	682,195	0	0	682,195
Greece	66,102	0	0	66,102
Hungary	75,591	0	0	75,591
India	1,115,136	0	0	1,115,136
Malaysia	51,705	0	0	51,705
Mexico	109,880	0	0	109,880
Philippines	40,343	0	0	40,343
Poland	70,567	0	0	70,567
Saudi Arabia	153,860	125,016	0	278,876
Singapore	52,945	0	0	52,945
South Africa	102,465	0	0	102,465
South Korea	1,075,206	0	0	1,075,206
Taiwan	616,619	0	0	616,619
Thailand	48,470	0	0	48,470
United Arab Emirates	127,228	0	0	127,228
United Kingdom	72,540	0	0	72,540
Preferred stocks
South Korea	204,621	0	0	204,621
Short-term investments
Investment companies	150,988	0	0	150,988
Total assets	$5,119,111	$125,016	$0	$5,244,127
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
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